RELATED PARTY TRANSACTIONS BALANCES (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF RELATED PARTY TRANSACTIONS

	June 30, 2023	June 30, 2022
salary (cost of sales)	122,036	127,637
consulting (capital work in progress)	-	75,510
salary (intangible asset – software)	93,278	386,087
consulting (professional fees)	96,200	57,000
salary (general and administrative expenses)	286,715	128,750
	$598,229	$774,984